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     SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL
                                  INFORMATION

                        CREDIT SUISSE MUNICIPAL BOND FUND

     THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S COMMON CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Gregg M. Diliberto now serves as the Portfolio Manager of the fund. Patrick A. Bittner no longer serves as Co-Portfolio Manager of the fund.

Dated: April 16, 2002                                              WPMBD-16-0402